UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 10.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	18,694	583,066
Johnson Controls, Inc.	22,046	2,085,992

		2,669,058
Automobiles 0.4%
Ford Motor Co. (a)	220,175	1,737,181
General Motors Corp.	64,766	1,984,430
Harley-Davidson, Inc.	30,686	1,802,803

		5,524,414

Distributors 0.1%
Genuine Parts Co.	19,309	946,141
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	16,044	704,331
H&R Block, Inc.	34,696	730,004

		1,434,335
Hotels Restaurants & Leisure 1.6%
Carnival Corp.	50,546	2,368,586
Darden Restaurants, Inc.	15,254	628,312
Harrah's Entertainment, Inc.	21,319	1,800,390
Hilton Hotels Corp.	42,532	1,529,451
International Game Technology	39,456	1,593,233
Marriott International, Inc. "A"	38,240	1,872,230
McDonald's Corp.	141,791	6,387,685
Starbucks Corp.*	86,728	2,719,790
Starwood Hotels & Resorts Worldwide, Inc.	24,725	1,603,416
Wendy's International, Inc.	11,611	363,424
Wyndham Worldwide Corp.*	22,737	776,469
Yum! Brands, Inc.	30,358	1,753,478

		23,396,464
Household Durables 0.6%
Black & Decker Corp.	7,822	638,432
Centex Corp.	13,435	561,314
D.R. Horton, Inc.	29,900	657,800
Fortune Brands, Inc.	18,155	1,430,977
Harman International Industries, Inc.	7,100	682,168
KB HOME	8,892	379,422
Leggett & Platt, Inc.	19,064	432,181
Lennar Corp. "A"	15,700	662,697
Newell Rubbermaid, Inc.	29,197	907,735
Pulte Homes, Inc.	23,082	610,750
Snap-on, Inc.	6,693	321,933
The Stanley Works	9,356	517,948
Whirlpool Corp.	9,288	788,644

		8,592,001
Internet & Catalog Retail 0.1%
Amazon.com, Inc.* (a)	35,128	1,397,743
IAC/InterActiveCorp.*	25,600	965,376

		2,363,119
Leisure Equipment & Products 0.2%
Brunswick Corp.	10,506	334,616
Eastman Kodak Co.	31,107	701,774
Hasbro, Inc.	17,986	514,759
Mattel, Inc.	41,798	1,152,371

		2,703,520
Media 3.5%
CBS Corp. "B"	88,087	2,694,581
Clear Channel Communications, Inc.	56,052	1,964,062
Comcast Corp. "A"*	354,587	9,201,533
Dow Jones & Co., Inc.	6,261	215,817
E.W. Scripps Co. "A"	9,500	424,460
Gannett Co., Inc.	25,942	1,460,275
Interpublic Group of Companies, Inc.*	46,397	571,147
McGraw-Hill Companies, Inc.	40,564	2,550,664
Meredith Corp.	4,424	253,893

New York Times Co. "A" (a)	20,810	489,243
News Corp. "A"	265,954	6,148,857
Omnicom Group, Inc.	19,416	1,987,810
The DIRECTV Group, Inc.*	87,600	2,020,932
Time Warner, Inc.	433,330	8,545,268
Tribune Co.	21,683	696,241
Viacom, Inc. "B"*	80,287	3,300,599
Walt Disney Co.	234,980	8,090,361

		50,615,743
Multiline Retail 1.3%
Big Lots, Inc.*	11,792	368,854
Dillard's, Inc. "A"	7,051	230,779
Dollar General Corp.	37,584	794,902
Family Dollar Stores, Inc.	17,670	523,385
Federated Department Stores, Inc.	59,608	2,685,340
J.C. Penney Co., Inc.	25,522	2,096,887
Kohl's Corp.*	37,178	2,848,207
Nordstrom, Inc.	27,548	1,458,391
Sears Holdings Corp.*	9,443	1,701,251
Target Corp.	97,510	5,778,443

		18,486,439
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	10,100	764,368
AutoNation, Inc.*	17,151	364,287
AutoZone, Inc.*	5,691	729,245
Bed Bath & Beyond, Inc.*	32,416	1,302,151
Best Buy Co., Inc.	46,236	2,252,618
Circuit City Stores, Inc.	16,230	300,742
Home Depot, Inc.	231,799	8,516,295
Limited Brands, Inc.	37,870	986,892
Lowe's Companies, Inc.	173,000	5,447,770
Office Depot, Inc.*	31,903	1,121,071
OfficeMax, Inc.	7,441	392,438
RadioShack Corp.	14,545	393,151
Staples, Inc.	83,989	2,170,276
The Gap, Inc.	62,232	1,071,013
The Sherwin-Williams Co.	11,689	771,942
Tiffany & Co.	14,900	677,652
TJX Companies, Inc.	51,558	1,390,004

		28,651,915
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	41,700	2,087,085
Jones Apparel Group, Inc.	11,994	368,576
Liz Claiborne, Inc.	10,724	459,523
NIKE, Inc. "B"	22,175	2,356,315
Polo Ralph Lauren Corp.	7,300	643,495
VF Corp.	9,787	808,602

		6,723,596
Consumer Staples 9.5%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	87,309	4,405,612
Brown-Forman Corp. "B"	8,780	575,617
Coca-Cola Co.	231,614	11,117,472
Coca-Cola Enterprises, Inc.	34,950	707,737

Constellation Brands, Inc. "A"*	22,300	472,314
Molson Coors Brewing Co. "B"	5,192	491,267
Pepsi Bottling Group, Inc.	15,111	481,890
PepsiCo, Inc.	186,546	11,856,864

		30,108,773
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	52,045	2,802,103
CVS/Caremark Corp.	175,390	5,987,815
Kroger Co.	81,463	2,301,330
Safeway, Inc.	50,327	1,843,981
SUPERVALU, Inc.	23,448	916,113
Sysco Corp.	70,257	2,376,794
Wal-Mart Stores, Inc.	279,327	13,114,403
Walgreen Co.	114,596	5,258,810
Whole Foods Market, Inc.	16,300	731,055

		35,332,404
Food Products 1.1%
Archer-Daniels-Midland Co.	74,607	2,738,077
Campbell Soup Co.	24,685	961,481
ConAgra Foods, Inc.	57,905	1,442,414
Dean Foods Co.*	14,400	673,056
General Mills, Inc.	39,028	2,272,210
H.J. Heinz Co.	37,379	1,761,298
Kellogg Co.	26,932	1,385,113
Kraft Foods, Inc. "A"	22,632	716,529
McCormick & Co., Inc.	15,114	582,191
Sara Lee Corp.	90,639	1,533,612
The Hershey Co.	18,946	1,035,588
Tyson Foods, Inc. "A"	28,900	560,949
Wm. Wrigley Jr. Co.	24,833	1,264,745

		16,927,263
Household Products 2.1%
Clorox Co.	16,030	1,020,951
Colgate-Palmolive Co.	58,421	3,901,938
Kimberly-Clark Corp.	52,247	3,578,397
Procter & Gamble Co.	359,955	22,734,758

		31,236,044
Personal Products 0.2%
Avon Products, Inc.	49,870	1,858,156
Estee Lauder Companies, Inc. "A"	13,200	644,820

		2,502,976
Tobacco 1.6%
Altria Group, Inc.	238,070	20,904,927
Reynolds American, Inc.	19,528	1,218,743
UST, Inc.	18,235	1,057,265

		23,180,935
Energy 10.0%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	36,471	2,411,827
BJ Services Co.	33,286	928,679
ENSCO International, Inc.	17,300	941,120
Halliburton Co. (a)	114,182	3,624,137
Nabors Industries Ltd.*	33,996	1,008,661

National-Oilwell Varco, Inc.*	19,800	1,540,242
Noble Corp.	15,395	1,211,279
Rowan Companies, Inc.	11,582	376,068
Schlumberger Ltd.	133,818	9,246,824
Smith International, Inc.	23,200	1,114,760
Transocean, Inc.*	33,203	2,712,685
Weatherford International Ltd.*	38,644	1,742,844

		26,859,126
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	52,014	2,235,562
Apache Corp.	37,153	2,626,717
Chesapeake Energy Corp.	47,300	1,460,624
Chevron Corp.	248,582	18,385,125
ConocoPhillips	186,942	12,777,486
CONSOL Energy, Inc.	20,700	809,991
Devon Energy Corp.	50,692	3,508,900
El Paso Corp.	80,854	1,169,957
EOG Resources, Inc.	27,157	1,937,380
ExxonMobil Corp.	646,604	48,786,272
Hess Corp.	31,050	1,722,344
Kinder Morgan, Inc.	12,322	1,311,677
Marathon Oil Corp.	40,271	3,979,983
Murphy Oil Corp.	20,300	1,084,020
Occidental Petroleum Corp.	97,888	4,826,857
Peabody Energy Corp.	30,000	1,207,200
Spectra Energy Corp.	71,991	1,891,204
Sunoco, Inc.	14,116	994,331
Valero Energy Corp.	68,772	4,435,106
Williams Companies, Inc.	67,387	1,917,834
XTO Energy, Inc.	43,008	2,357,268

		119,425,838
Financials 21.4%
Capital Markets 3.7%
Ameriprise Financial, Inc.	26,705	1,525,924
Bank of New York Co., Inc.	86,784	3,519,091
Bear Stearns Companies, Inc.	13,330	2,004,165
Charles Schwab Corp.	119,689	2,189,112
E*TRADE Financial Corp.*	48,500	1,029,170
Federated Investors, Inc. "B"	8,900	326,808
Franklin Resources, Inc.	18,552	2,241,638
Janus Capital Group, Inc.	22,371	467,778
Legg Mason, Inc.	15,300	1,441,413
Lehman Brothers Holdings, Inc.	60,242	4,221,157
Mellon Financial Corp.	45,075	1,944,535
Merrill Lynch & Co., Inc.	100,372	8,197,381
Morgan Stanley	120,240	9,470,102
Northern Trust Corp.	20,549	1,235,817
State Street Corp.	37,765	2,445,284
T. Rowe Price Group, Inc.	32,420	1,529,900
The Goldman Sachs Group, Inc.	46,733	9,656,440

		53,445,715
Commercial Banks 4.0%
BB&T Corp.	61,334	2,515,921
Comerica, Inc.	17,137	1,013,139

Commerce Bancorp, Inc. (a)	21,700	724,346
Compass Bancshares, Inc.	14,700	1,011,360
Fifth Third Bancorp.	63,406	2,453,178
First Horizon National Corp.	13,298	552,266
Huntington Bancshares, Inc.	34,560	755,136
KeyCorp.	43,829	1,642,273
M&T Bank Corp.	8,450	978,763
Marshall & Ilsley Corp.	27,154	1,257,502
National City Corp.	67,176	2,502,306
PNC Financial Services Group, Inc.	39,326	2,830,292
Regions Financial Corp.	82,761	2,927,257
SunTrust Banks, Inc.	40,171	3,335,800
Synovus Financial Corp.	41,003	1,326,037
US Bancorp.	199,654	6,981,900
Wachovia Corp.	216,499	11,918,270
Wells Fargo & Co.	383,548	13,205,558
Zions Bancorp.	12,411	1,048,978

		58,980,282
Consumer Finance 0.9%
American Express Co.	136,925	7,722,570
Capital One Financial Corp.	46,302	3,493,949
SLM Corp.	46,378	1,896,860

		13,113,379
Diversified Financial Services 5.4%
Bank of America Corp.	510,086	26,024,588
Chicago Mercantile Exchange Holdings, Inc. "A"	4,100	2,183,086
CIT Group, Inc.	22,524	1,191,970
Citigroup, Inc.	558,131	28,654,445
JPMorgan Chase & Co.	394,062	19,064,720
Moody's Corp.	26,752	1,660,229

		78,779,038
Insurance 4.7%
ACE Ltd.	36,476	2,081,320
Aflac, Inc.	55,637	2,618,277
Allstate Corp.	70,956	4,261,617
Ambac Financial Group, Inc.	12,178	1,052,057
American International Group, Inc.	295,381	19,855,511
Aon Corp.	35,183	1,335,547
Chubb Corp.	46,770	2,416,606
Cincinnati Financial Corp.	19,709	835,662
Genworth Financial, Inc. "A"	50,200	1,753,988
Hartford Financial Services Group, Inc.	36,034	3,444,130
Lincoln National Corp.	32,569	2,207,852
Loews Corp.	51,770	2,351,911
Marsh & McLennan Companies, Inc.	62,313	1,825,148
MBIA, Inc.	14,164	927,600
MetLife, Inc.	86,332	5,451,866
Principal Financial Group, Inc.	30,211	1,808,733
Progressive Corp.	86,556	1,888,652
Prudential Financial, Inc.	54,163	4,888,752
Safeco Corp.	14,418	957,788
The Travelers Companies, Inc.	78,371	4,057,267
Torchmark Corp.	10,910	715,587
Unum Group	38,965	897,364

XL Capital Ltd. "A"	19,677	1,376,603

		69,009,838
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT)	9,600	553,824
Archstone-Smith Trust (REIT)	22,800	1,237,584
AvalonBay Communities, Inc. (REIT)	8,800	1,144,000
Boston Properties, Inc. (REIT)	14,500	1,702,300
Developers Diversified Realty Corp. (REIT)	14,400	905,760
Equity Residential (REIT)	31,630	1,525,515
Host Hotels & Resorts, Inc. (REIT)	59,300	1,560,183
Kimco Realty Corp. (REIT)	22,600	1,101,524
Plum Creek Timber Co., Inc. (REIT)	20,800	819,936
ProLogis (REIT)	26,700	1,733,631
Public Storage, Inc. (REIT)	11,846	1,121,461
Simon Property Group, Inc. (REIT)	26,641	2,963,811
Vornado Realty Trust (REIT)	16,000	1,909,440

		18,278,969
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	21,000	717,780
Realogy Corp.*	24,308	719,760

		1,437,540
Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.	66,138	2,224,882
Fannie Mae	110,750	6,044,735
Freddie Mac	78,663	4,679,662
Hudson City Bancorp., Inc.	58,600	801,648
MGIC Investment Corp.	9,242	544,539
Sovereign Bancorp, Inc.	39,498	1,004,829
Washington Mutual, Inc.	100,743	4,068,002

		19,368,297
Health Care 11.8%
Biotechnology 1.3%
Amgen, Inc.*	132,516	7,404,994
Biogen Idec, Inc.*	38,660	1,715,731
Celgene Corp.*	42,700	2,240,042
Genzyme Corp.*	29,803	1,788,776
Gilead Sciences, Inc.*	52,686	4,030,479
MedImmune, Inc.*	27,375	996,176

		18,176,198
Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	6,936	354,846
Baxter International, Inc.	75,003	3,950,408
Becton, Dickinson & Co.	27,978	2,151,228
Biomet, Inc.	28,043	1,191,547
Boston Scientific Corp.*	135,165	1,965,299
C.R. Bard, Inc.	10,998	874,451
Hospira, Inc.*	17,020	696,118
Medtronic, Inc.	130,725	6,413,369
St. Jude Medical, Inc.*	40,488	1,522,754
Stryker Corp. (a)	34,082	2,260,318
Varian Medical Systems, Inc.*	14,800	705,812
Zimmer Holdings, Inc.*	27,084	2,313,244

		24,399,394

Health Care Providers & Services 2.3%
Aetna, Inc.	59,272	2,595,521
AmerisourceBergen Corp.	22,282	1,175,375
Cardinal Health, Inc.	46,000	3,355,700
CIGNA Corp.	11,635	1,659,849
Coventry Health Care, Inc.*	17,595	986,200
Express Scripts, Inc.*	15,834	1,278,120
Humana, Inc.*	18,375	1,066,118
Laboratory Corp. of America Holdings*	14,191	1,030,692
Manor Care, Inc.	8,338	453,254
McKesson Corp.	33,815	1,979,530
Medco Health Solutions, Inc.*	33,364	2,419,891
Patterson Companies, Inc.*	15,900	564,291
Quest Diagnostics, Inc.	17,716	883,497
Tenet Healthcare Corp.*	56,300	362,009
UnitedHealth Group, Inc.	153,008	8,104,834
WellPoint, Inc.*	70,388	5,708,467

		33,623,348
Health Care Technology 0.0%
IMS Health, Inc.	21,030	623,750
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	19,929	589,300
Millipore Corp.*	6,115	443,154
PerkinElmer, Inc.	14,036	339,952
Thermo Fisher Scientific, Inc.*	46,521	2,174,857
Waters Corp.*	11,500	667,000

		4,214,263
Pharmaceuticals 6.2%
Abbott Laboratories	174,382	9,730,516
Allergan, Inc.	17,262	1,912,975
Barr Pharmaceuticals, Inc.*	11,400	528,390
Bristol-Myers Squibb Co.	223,862	6,214,409
Eli Lilly & Co.	111,837	6,006,765
Forest Laboratories, Inc.*	35,995	1,851,583
Johnson & Johnson	329,334	19,845,667
King Pharmaceuticals, Inc.*	28,286	556,386
Merck & Co., Inc.	246,659	10,894,928
Mylan Laboratories, Inc.	26,636	563,085
Pfizer, Inc.	819,089	20,690,188
Schering-Plough Corp.	168,450	4,297,159
Watson Pharmaceuticals, Inc.*	11,955	315,971
Wyeth	152,976	7,653,389

		91,061,411
Industrials 10.8%
Aerospace & Defense 2.5%
Boeing Co.	90,108	8,011,502
General Dynamics Corp.	45,934	3,509,358
Goodrich Corp.	13,061	672,380
Honeywell International, Inc.	92,747	4,271,927
L-3 Communications Holdings, Inc.	14,500	1,268,315
Lockheed Martin Corp.	40,793	3,957,737
Northrop Grumman Corp.	38,631	2,867,193
Raytheon Co.	50,996	2,675,250

Rockwell Collins, Inc.	18,331	1,226,894
United Technologies Corp.	115,100	7,481,500

		35,942,056
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	19,800	945,450
FedEx Corp.	34,865	3,745,547
United Parcel Service, Inc. "B"	121,958	8,549,256

		13,240,253
Airlines 0.1%
Southwest Airlines Co.	89,995	1,322,926
Building Products 0.1%
American Standard Companies, Inc.	18,964	1,005,471
Masco Corp.	44,765	1,226,561

		2,232,032
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	28,875	363,536
Avery Dennison Corp.	11,686	750,942
Cintas Corp.	15,642	564,676
Equifax, Inc.	13,291	484,457
Monster Worldwide, Inc.*	14,685	695,629
Pitney Bowes, Inc.	26,046	1,182,228
R.R. Donnelley & Sons Co.	24,429	893,857
Robert Half International, Inc.	18,600	688,386
Waste Management, Inc.	61,469	2,115,148

		7,738,859
Construction & Engineering 0.1%
Fluor Corp.	10,025	899,443
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	19,528	878,565
Emerson Electric Co.	93,504	4,029,087
Rockwell Automation, Inc.	19,747	1,182,253

		6,089,905
Industrial Conglomerates 3.9%
3M Co.	83,636	6,392,299
General Electric Co.	1,171,032	41,407,692
Textron, Inc.	15,641	1,404,562
Tyco International Ltd.	225,953	7,128,817

		56,333,370
Machinery 1.6%
Caterpillar, Inc.	73,836	4,949,227
Cummins, Inc.	6,078	879,608
Danaher Corp.	26,865	1,919,504
Deere & Co.	26,312	2,858,536
Dover Corp.	21,702	1,059,275
Eaton Corp.	17,105	1,429,294
Illinois Tool Works, Inc.	48,094	2,481,650
Ingersoll-Rand Co., Ltd. "A"	35,122	1,523,241
ITT Corp.	19,794	1,193,974
PACCAR, Inc.	28,201	2,069,953
Pall Corp.	14,053	534,014
Parker Hannifin Corp.	13,479	1,163,373
Terex Corp.*	11,500	825,240

		22,886,889

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	40,838	3,284,600
CSX Corp.	49,448	1,980,392
Norfolk Southern Corp.	45,086	2,281,352
Ryder System, Inc.	6,052	298,606
Union Pacific Corp.	30,681	3,115,656

		10,960,606
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	8,409	649,511
Information Technology 14.8%
Communications Equipment 2.6%
ADC Telecommunications, Inc.*	13,430	224,818
Avaya, Inc.*	49,892	589,225
Ciena Corp.*	8,865	247,777
Cisco Systems, Inc.*	689,895	17,613,019
Corning, Inc.*	177,722	4,041,398
JDS Uniphase Corp.*	23,978	365,185
Juniper Networks, Inc.*	64,300	1,265,424
Motorola, Inc.	274,680	4,853,596
QUALCOMM, Inc.	187,720	8,008,135
Tellabs, Inc.*	50,216	497,138

		37,705,715
Computers & Peripherals 3.7%
Apple, Inc.*	96,662	8,980,866
Dell, Inc.*	258,009	5,988,389
EMC Corp.*	250,167	3,464,813
Hewlett-Packard Co. (a)	303,927	12,199,630
International Business Machines Corp.	171,102	16,128,075
Lexmark International, Inc. "A"*	11,268	658,727
NCR Corp.*	19,451	929,174
Network Appliance, Inc.*	42,884	1,566,124
QLogic Corp.*	18,118	308,006
SanDisk Corp.*	25,800	1,130,040
Sun Microsystems, Inc.*	399,881	2,403,285

		53,757,129
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	46,397	1,563,115
Jabil Circuit, Inc.	20,047	429,206
Molex, Inc.	15,217	429,119
Sanmina-SCI Corp.*	72,617	262,874
Solectron Corp.*	111,007	349,672
Tektronix, Inc.	9,424	265,380

		3,299,366
Internet Software & Services 1.4%
eBay, Inc.*	131,468	4,358,164
Google, Inc. "A"*	24,753	11,340,834
VeriSign, Inc.*	28,000	703,360
Yahoo!, Inc.*	139,088	4,352,064

		20,754,422
IT Services 1.2%
Affiliated Computer Services, Inc. "A"*	13,073	769,738
Automatic Data Processing, Inc.	65,708	3,180,267
Cognizant Technology Solutions Corp. "A"*	16,300	1,438,801

Computer Sciences Corp.*	19,744	1,029,255
Convergys Corp.*	13,472	342,324
Electronic Data Systems Corp.	57,891	1,602,423
Fidelity National Information Services, Inc.	19,200	872,832
First Data Corp.	87,812	2,362,143
Fiserv, Inc.*	20,442	1,084,652
Paychex, Inc.	37,511	1,420,542
Sabre Holdings Corp. "A"	12,752	417,628
Unisys Corp.*	34,080	287,294
Western Union Co.	87,112	1,912,108

		16,720,007
Office Electronics 0.1%
Xerox Corp.*	109,688	1,852,630
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	58,960	770,018
Altera Corp.*	38,586	771,334
Analog Devices, Inc.	38,835	1,339,419
Applied Materials, Inc.	157,830	2,891,446
Broadcom Corp. "A"*	53,521	1,716,419
Intel Corp.	655,045	12,531,011
KLA-Tencor Corp.	22,645	1,207,431
Linear Technology Corp.	33,914	1,071,343
LSI Logic Corp.*	78,394	818,433
Maxim Integrated Products, Inc.	36,401	1,070,189
Micron Technology, Inc.*	82,820	1,000,466
National Semiconductor Corp.	34,626	835,872
Novellus Systems, Inc.*	14,014	448,728
NVIDIA Corp.*	40,414	1,163,115
PMC-Sierra, Inc.* (a)	23,410	164,104
Teradyne, Inc.*	20,904	345,752
Texas Instruments, Inc.	168,579	5,074,228
Xilinx, Inc.	38,246	984,070

		34,203,378
Software 3.3%
Adobe Systems, Inc.*	66,310	2,765,127
Autodesk, Inc.*	26,348	990,685
BMC Software, Inc.*	22,706	699,118
CA, Inc.	46,659	1,208,935
Citrix Systems, Inc.*	20,498	656,551
Compuware Corp.*	36,846	349,668
Electronic Arts, Inc.*	35,058	1,765,521
Intuit, Inc.*	38,070	1,041,595
Microsoft Corp.	991,771	27,640,658
Novell, Inc.*	38,536	278,230
Oracle Corp.*	454,478	8,239,686
Symantec Corp.*	106,552	1,843,349

		47,479,123
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	24,539	1,814,904
Ashland, Inc.	6,508	426,925
Dow Chemical Co.	108,561	4,978,607
E.I. du Pont de Nemours & Co.	104,512	5,166,028
Eastman Chemical Co.	8,730	552,871

Ecolab, Inc.	19,566	841,338
Hercules, Inc.*	17,207	336,225
International Flavors & Fragrances, Inc.	8,143	384,512
Monsanto Co.	61,716	3,391,911
PPG Industries, Inc.	17,750	1,248,003
Praxair, Inc.	36,185	2,278,208
Rohm & Haas Co.	15,194	785,834
Sigma-Aldrich Corp.	17,640	732,413

		22,937,779
Construction Materials 0.1%
Vulcan Materials Co.	10,725	1,249,248
Containers & Packaging 0.2%
Ball Corp.	10,936	501,416
Bemis Co., Inc.	9,772	326,287
Pactiv Corp.*	17,919	604,587
Sealed Air Corp.	18,496	584,473
Temple-Inland, Inc.	11,736	701,109

		2,717,872
Metals & Mining 0.9%
Alcoa, Inc.	98,481	3,338,506
Allegheny Technologies, Inc.	11,417	1,218,080
Freeport-McMoRan Copper & Gold, Inc.	42,700	2,826,300
Newmont Mining Corp.	51,132	2,147,032
Nucor Corp.	34,330	2,235,913
United States Steel Corp.	13,459	1,334,729

		13,100,560
Paper & Forest Products 0.3%
International Paper Co.	52,172	1,899,061
MeadWestvaco Corp.	21,759	671,048
Weyerhaeuser Co.	24,198	1,808,558

		4,378,667
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	711,136	28,040,092
CenturyTel, Inc.	13,019	588,329
Citizens Communications Co.	34,490	515,625
Embarq Corp.	16,598	935,297
Qwest Communications International, Inc.*	182,740	1,642,833
Verizon Communications, Inc.	331,629	12,575,372
Windstream Corp.	57,659	847,011

		45,144,559
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	42,408	2,629,296
Sprint Nextel Corp.	328,868	6,235,337

		8,864,633
Utilities 3.7%
Electric Utilities 1.9%
Allegheny Energy, Inc.*	17,510	860,441
American Electric Power Co., Inc.	47,716	2,326,155
Duke Energy Corp.	143,983	2,921,415
Edison International	35,867	1,762,146
Entergy Corp.	23,556	2,471,495

Exelon Corp.	76,242	5,238,588
FirstEnergy Corp.	36,654	2,427,961
FPL Group, Inc.	46,984	2,874,011
Pinnacle West Capital Corp.	9,508	458,761
PPL Corp.	41,628	1,702,585
Progress Energy, Inc.	26,731	1,348,312
Southern Co.	85,704	3,141,052

		27,532,922
Gas Utilities 0.1%
Nicor, Inc.	5,184	251,009
Questar Corp.	9,800	874,258

		1,125,267
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	75,348	1,621,489
Constellation Energy Group	19,210	1,670,310
Dynegy, Inc. "A"*	43,472	402,551
TXU Corp.	52,212	3,346,789

		7,041,139
Multi-Utilities 1.2%
Ameren Corp.	21,569	1,084,921
CenterPoint Energy, Inc.	31,321	561,899
CMS Energy Corp.	30,872	549,522
Consolidated Edison, Inc.	32,122	1,640,149
Dominion Resources, Inc.	40,617	3,605,571
DTE Energy Co. (a)	19,457	931,990
Integrys Energy Group, Inc.	8,900	494,039
KeySpan Corp.	19,214	790,656
NiSource, Inc.	33,108	809,160
PG&E Corp.	42,249	2,039,359
Public Service Enterprise Group, Inc.	29,875	2,480,820
Sempra Energy	28,087	1,713,588
TECO Energy, Inc.	30,400	523,184
Xcel Energy, Inc.	42,357	1,045,794

		18,270,652

Total Common Stocks (Cost $1,146,122,669)		1,448,622,444
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.946%**, 8/9/2007 (b) (Cost $2,091,957)	2,130,000	2,092,814
	Shares	Value ($)

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $11,916,625)	11,916,625	11,916,625
Cash Equivalents 0.9%
Cash Management QP Trust, 5.33% (e) (Cost $12,403,258)	12,403,258	12,403,258

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,172,534,509)				100.9	1,475,035,141
Other Assets and Liabilities, Net				(0.9)	(13,010,225)

Net Assets				100.0	1,462,024,916

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $11,620,653 which is 0.8% of net assets.
(b)				At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2007 open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/14/2007	43	15,133,869	15,385,400	251,531

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007